Subsequent Events - Additional Information (Detail) (USD $)					1 Months Ended		1 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract	Dec. 31, 2012 Bridge facility Greenwood Asset Portfolio, LLC Contract	Jan. 22, 2013 Subsequent Event 21st Services	Mar. 27, 2013 Subsequent Event Bridge facility Greenwood Asset Portfolio, LLC	Mar. 27, 2013 Subsequent Event Bridge facility Greenwood Asset Portfolio, LLC For Nine Months	Mar. 27, 2013 Subsequent Event Bridge facility Greenwood Asset Portfolio, LLC After Nine Months
Subsequent Event [Line Items]
Senior secured bridge notes					$ 45,000,000
Bridge loan, interest rate					Interest under the Bridge Facility accrues at 12% per annum for the first nine months from the issue date, and increases by 600 basis points thereafter to 18% per annum.
Interest under the facility						12.00%	18.00%
Interest rate increase in basis points							6.00%
Percentage of net proceeds from credit facility that may be used for general corporate purposes					25.00%
Percentage of proceed from debt issuance					92.00%
Prepayment rate					109.00%
Asset coverage ratio					2
Bridge Facility covenant description					The Bridge Facility requires the maintenance of a 2 times asset coverage ratio and six months of cash on hand to pay interest on the Bridge Facility and premiums on life insurance policies owned by Greenwood.
Life settlements estimated fair value	$ 1,073,156,000	$ 935,466,000	$ 104,600,000
Number of life settlement contracts	214	190	191
Lengthen average reported life expectancy				19.00%